Effects of Derivative Instruments on Consolidated Statements of Income (Detail) (Cash Flow Hedging, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in OCI on derivatives	¥ (7,830)	[1]	¥ 665	[1]	¥ 7,395	[1]
Amount of gains (losses) reclassified from accumulated OCI into income	(8,741)	[1]	3,023	[1]	7,475	[1]
Amount of gains (losses) recognized in income on derivatives
Forward Contracts | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in OCI on derivatives	(7,737)	[1]	665	[1]	7,195	[1]
Amount of gains (losses) reclassified from accumulated OCI into income	(8,741)	[1]	2,645	[1]	7,475	[1]
Amount of gains (losses) recognized in income on derivatives
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in OCI on derivatives	(93)	[1]			200	[1]
Amount of gains (losses) reclassified from accumulated OCI into income			378	[1]
Amount of gains (losses) recognized in income on derivatives

[1]	* OCI stands for other comprehensive income (loss).